Financial assets at fair value through profits or loss (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Financial assets at fair value through profits or loss	$ 1,000
Current assets
Financial assets at fair value through profits or loss	7,774	$ 264
Total financial assets at fair value through profits or loss	8,774	264	$ 248
Unlisted equity investments
Non-current assets
Financial assets at fair value through profits or loss	1,000
Fund investments
Current assets
Financial assets at fair value through profits or loss	5,873	$ 264
Hong Kong listed equity securities
Current assets
Financial assets at fair value through profits or loss	269
US listed equity securities
Current assets
Financial assets at fair value through profits or loss	$ 1,632